Parent Company Only Condensed Financial Information (Unaudited) (Details) - Schedule of parent company balance sheets (Parentheticals) - Parent Company [Member] - Reportable Legal Entities [Member] - $ / shares
	Mar. 31, 2023	Mar. 31, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.00002	$ 0.00002
Ordinary shares, shares authorized	9,950,000,000	9,950,000,000
Ordinary shares, shares issued	93,058,197	61,827,883
Ordinary shares, shares outstanding	93,058,197	61,827,883
Series A and A-1 redeemable convertible preferred shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable convertible preferred shares par value (in Dollars per share)	$ 0.000005
Redeemable convertible preferred shares, shares authorized	50,000,000
Redeemable convertible preferred shares shares issued	21,548,589
Redeemable convertible preferred shares shares outstanding	21,548,589
Series B redeemable convertible preferred shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable convertible preferred shares par value (in Dollars per share)	$ 0.000005
Redeemable convertible preferred shares, shares authorized	100,000,000
Redeemable convertible preferred shares shares issued	65,414,858
Redeemable convertible preferred shares shares outstanding	65,414,858